Other Current Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Current [Line Items]
Supplies inventory	$ 491,377	$ 604,179
Deferred offering costs	309,969	341,166
Prepaid expenses	365,084	132,201	124,773
Other current assets	$ 1,166,430	$ 1,077,546	$ 124,773